Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheets
Series A-1 convertible preferred stock, par value		$ 0.0001	$ 0.0001
Series A-1 convertible preferred stock, shares authorized		18,600,000	15,681,260
Series A-1 convertible preferred stock, shares issued		14,404,018	14,404,018
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	45,000,000	38,500,000	31,718,068
Common stock, shares issued	9,361,526	7,558,601	7,213,730
Common stock, shares outstanding	9,361,526	7,558,601	7,213,730